CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT (Unaudited) - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non Controlling Interest	Total
Balance at Dec. 31, 2021	$ 19,186	$ 16,844	$ (33,796)	$ (7,866)	$ (200)	$ (5,832)
Balance, shares at Dec. 31, 2021	37,433,333
Net income (loss)	$ 0	0	7	0	(13)	(6)
Translation adjustment	0	0	0	(155)	0	(155)
Unrealized gains (losses) on derivatives instruments	0	0	0	(352)	0	(352)
Balance at Jun. 30, 2022	$ 19,186	16,844	(33,789)	(8,373)	(213)	(6,345)
Balance, shares at Jun. 30, 2022	37,433,333
Net income (loss)	$ 0	0	(4,732)	0	(6)	(4,738)
Translation adjustment	0	0	0	(130)	23	(107)
Unrealized gains (losses) on derivatives instruments	0	0	0	317	0	317
Stock-based compensation - AU10TIX Technologies B.V.	0	(240)	0	0	753	513
Balance at Dec. 31, 2022	$ 19,186	16,604	(38,521)	(8,186)	557	$ (10,360)
Balance, shares at Dec. 31, 2022	37,433,333					37,433,333
Net income (loss)	$ 0	0	(2,340)	0	0	$ (2,340)
Translation adjustment	0	0	0	46	0	46
Unrealized gains (losses) on derivatives instruments	0	0	0	(230)	0	(230)
Stock-based compensation - AU10TIX Technologies B.V.	0	0	0	0	324	324
Sale of QDD Shares on Januay 1, 2023	0	0	0	0	194	194
Balance at Jun. 30, 2023	$ 19,186	$ 16,604	$ (40,861)	$ (8,370)	$ 1,075	$ (12,366)
Balance, shares at Jun. 30, 2023	37,433,333					37,433,333